UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE

INCOME TRUST

LEGG MASON PARTNERS VARIABLE

GOVERNMENT PORTFOLIO

FORM N-Q

JULY 31, 2007

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 92.1%
FHLMC - 2.5%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$187,616	6.500% due 9/1/31 (a)	$191,607
104,105	6.000% due 12/1/31 (a)	103,950
264,921	5.000% due 8/1/33 (a)	249,912
2,600,000	5.000% due 8/14/37 (b)	2,438,719

	TOTAL FHLMC	2,984,188

FNMA - 85.4%
	Federal National Mortgage Association (FNMA):
25,840,000	5.000% due 8/20/22-8/14/37 (b)	24,322,337
34,900,000	5.500% due 8/20/22-8/14/37 (b)	33,907,007
83,517	6.500% due 4/1/29-5/1/32 (a)	85,095
100,879	7.000% due 11/1/31 (a)	104,645
116,241	7.500% due 4/1/32-12/1/32 (a)	121,178
1,255,132	6.000% due 6/1/32-1/1/33 (a)	1,251,238
12,811,013	5.000% due 7/1/34 (a)	12,077,358
24,400,000	6.000% due 8/14/37 (b)	24,175,056
5,700,000	6.500% due 8/14/37 (b)	5,757,889

	TOTAL FNMA	101,801,803

GNMA - 4.2%
	Government National Mortgage Association (GNMA):
36,161	6.500% due 6/15/31 (a)	36,992
45,974	7.000% due 9/15/31 (a)	48,048
4,816,297	6.000% due 3/15/33 (a)	4,822,666
100,000	6.000% due 8/21/37 (b)	99,859

	TOTAL GNMA	5,007,565

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $109,966,187)	109,793,556

ASSET-BACKED SECURITIES - 16.3%
Credit Card - 0.4%
500,000	Capital One Multi-Asset Execution Trust, Series 2004-A2, Class A2, 5.410% due 1/17/12 (a)(c)	500,770

Home Equity - 14.1%
736,645	Ace Securities Corp., Series 2006-GP1, Class A, 5.450% due 2/25/31 (a)(c)	734,735
926,364	Bear Stearns Asset Backed Securities Inc., Series 2006-HE10, Class 1A1, 5.430% due 12/25/36 (a)(c)	925,667
1,200,000	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3, 5.480% due 10/25/36 (a)(c)	1,195,781
	Countrywide Home Equity Loan Trust:
767,846	Series 2004-0, Class 1A, 5.600% due 2/15/34 (a)(c)	768,020
626,563	Series 2004-I, Class A, 5.610% due 2/15/34 (a)(c)	626,100
786,453	Series 2006-E, Class 2A, 5.460% due 7/15/36 (a)(c)	784,169
1,200,000	Fremont Home Loan Trust, Series 2006-B, Class 2A2, 5.420% due 8/25/36 (a)(c)	1,197,646
	GMAC Mortgage Corp. Loan Trust:
1,200,000	Series 2006-HE1, Class A, 5.530% due 11/25/36 (a)(c)	1,194,939
1,200,000	Series 2006-HE4, Class A1, 5.390% due 12/25/36 (a)(c)	1,188,713
409,403	GSAMP Trust, Series 2006-S4, Class A1, 5.410% due 5/25/36 (a)(c)	403,653
737,024	Indymac Seconds Asset Backed Trust, Series 2006-A, Class A, 5.450% due 6/25/36 (a)(c)	706,736
	Lehman XS Trust:
993,362	Series 2007-2N, Class 3A1, 5.410% due 2/25/37 (a)(c)	993,344
1,145,054	Series 2007-8H, Class A1, 5.450% due 6/25/37 (a)(c)	1,145,054

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
Home Equity - 14.1% (continued)
	Morgan Stanley ABS Capital I:
$53,730	Series 2005-WMC3, Class A1MZ, 5.580% due 3/25/35 (a)(c)	$53,740
101,466	Series 2005-WMC4, Class A1MZ, 5.580% due 4/25/35 (a)(c)	101,494
492,114	Morgan Stanley Ixis Real Estate Capital Trust, Series 2006-1, Class 1A, 5.350% due 7/25/36 (a)(c)	492,069
998,877	Morgan Stanley Mortgage Loan Trust, Series 2007-2AX, Class 2A1, 5.410% due 9/25/36 (a)(c)	999,254
1,124,008	Natixis Real Estate Capital Trust, Series 2007-HE2, Class A1, 5.450% due 7/25/37 (a)(c)	1,123,449
	SACO I Trust:
887,120	Series 2006-05, Class 1A, 5.470% due 4/25/36 (a)(c)	862,827
688,360	Series 2006-06, Class A, 5.450% due 6/25/36 (a)(c)	663,031
747,564	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 5.430% due 2/25/36 (a)(c)(d)	721,641

	Total Home Equity	16,882,062

Student Loan - 1.8%
	SLM Student Loan Trust:
914,317	Series 2006-05, Class A2, 5.350% due 7/25/17 (a)(c)	914,790
1,200,000	Series 2006-10, Class A2, 5.370% due 10/25/17 (a)(c)	1,200,542

	Total Student Loan	2,115,332

	TOTAL ASSET-BACKED SECURITIES (Cost - $19,640,893)	19,498,164

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.0%
	Banc of America Funding Corp.:
910,435	Series 2005-E, Class 8A1, 5.654% due 6/20/35 (a)(c)	915,886
785,306	Series 2006-8T2, Class A2, 5.791% due 10/25/36 (a)	783,361
1,175,776	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A1, 5.480% due 12/25/36 (a)(c)	1,177,101
	Countrywide Alternative Loan Trust:
847,403	Series 2005-24, Class 4A1, 5.550% due 7/20/35 (a)(c)	846,981
	Series 2006-OA09:
902,478	Class 1A1, 5.520% due 7/20/46 (a)(c)	903,173
943,339	Class 2A1B, 5.520% due 7/20/46 (a)(c)	946,106
935,018	Series 2006-OA11, Class A4, 5.510% due 9/25/46 (a)(c)	934,800
	Federal Home Loan Mortgage Corp. (FHLMC):
121,832	Series 2525, Class AM, 4.500% due 4/15/32 (a)	107,354
402,523	Series 2686, Class QI, PAC, IO, 5.500% due 1/15/23 (a)	8,424
1,120,248	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, 5.400% due 2/25/47 (a)(c)	1,120,748
	Harborview Mortgage Loan Trust:
926,980	Series 2006-07, Class 2A1A, 5.520% due 10/19/37 (a)(c)	927,938
597,065	Series 2006-13, Class A, 5.500% due 11/19/46 (a)(c)	597,191
1,039,482	Series 2006-14, Class 2A1A, 5.470% due 3/19/38 (a)(c)	1,040,353
753,993	IMPAC Secured Assets Corp., Series 2005-02, Class A1, 5.640% due 3/25/36 (a)(c)	756,364
1,460,000	JPMorgan Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.429% due 12/12/43 (a)	1,408,251
791,176	Luminent Mortgage Trust, Series 2006-4, Class A1A, 5.510% due 5/25/46 (a)(c)	791,720
	MASTR Adjustable Rate Mortgage Trust:
721,751	Series 2004-1, Class 3A2, 4.286% due 2/25/34 (a)(c)	715,342
136,837	Series 2004-15, Class 1A1, 4.857% due 12/25/34 (a)(c)	139,388
1,071,884	Series 2006-OA2, Class 1A1, 5.829% due 12/25/46 (a)(c)	1,072,119
	Morgan Stanley Mortgage Loan Trust:
482,175	Series 2004-8AR, Class 4A2, 5.350% due 10/25/34 (a)(c)	485,133

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.0% (continued)
$999,664	Series 2005-3AR, Class 2A2, 5.194% due 7/25/35 (a)(c)	$1,011,647
570,565	Series 2006-4SL, Class A1, 5.470% due 3/25/36 (a)(c)	558,056
551,146	Series 2006-8AR, Class 1A2, 5.390% due 6/25/36 (a)(c)	550,809
735,897	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.510% due 9/25/46 (a)(c)	737,003
1,156,692	Residential Accredit Loans Inc., Series 2006-QO10, Class A1, 5.480% due 1/25/37 (a)(c)	1,154,761
	Structured Asset Mortgage Investments Inc.:
967,429	Series 2006-AR6, Class 1A1, 5.500% due 7/25/36 (a)(c)	969,529
1,062,172	Series 2006-AR7, Class A1A, 5.530% due 8/25/36 (a)(c)	1,061,623
	Thornburg Mortgage Securities Trust:
1,176,414	Series 2005-02, Class A4, 5.570% due 7/25/45 (a)(c)	1,177,186
	Series 2006-03:
1,032,149	Class A2, 5.425% due 6/25/36 (a)(c)	1,030,852
1,043,450	Class A3, 5.430% due 6/25/36 (a)(c)	1,041,922
1,082,380	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA5, Class A1A, 5.862% due 5/25/47 (a)(c)	1,082,253
	Washington Mutual Inc.:
549,496	Series 2005-AR11, Class A1A, 5.640% due 8/25/45 (a)(c)	551,023
210,470	Series 2005-AR15, Class A1A1, 5.580% due 11/25/45 (a)(c)	210,801
629,809	Series 2005-AR17, Class A1A1, 5.590% due 12/25/45 (a)(c)	631,670
481,431	Series 2005-AR19, Class A1A2, 5.610% due 12/25/45 (a)(c)	482,943
675,690	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.450% due 8/25/36 (a)(c)	675,445

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $28,657,373)	28,605,256

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.0%
U.S. Government Agency - 0.8%
1,000,000	Federal National Mortgage Association (FNMA), Notes, 3.714% due 2/17/09 (a)(c)	969,210

U.S. Government Obligation - 5.2%
180,000	U.S. Treasury Bonds, 8.750% due 8/15/20 (a)	244,941
	U.S. Treasury Notes:
5,600,000	4.500% due 3/31/09 (a)	5,588,190
300,000	4.500% due 4/30/12 (a)	298,711

	Total U.S. Government Obligations	6,131,842

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $7,102,703)	7,101,052

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $165,367,156)	164,998,028

SHORT-TERM INVESTMENTS - 37.3%
U.S. Government Agency - 0.2%
200,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (a)(e)(f)	193,721

Repurchase Agreements - 37.1%
22,000,000	Morgan Stanley repurchase agreement dated 7/31/07, 5.230% due 8/1/07; Proceeds at maturity - $22,003,196; (Fully collateralized by U.S. government agency obligations, 0.000% due 9/19/07 to 10/05/07; Market value - $22,555,554) (a)	22,000,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
Repurchase Agreements - 37.1% (continued)
$22,248,000	Nomura Securities International Inc. repurchase agreement dated 7/31/07, 5.250% due 8/1/07; Proceeds at maturity - $22,251,245; (Fully collateralized by U.S. government agency obligation, 4.750% due 11/17/15; Market value - $22,693,478) (a)	$22,248,000

	Total Repurchase Agreements	44,248,000

	TOTAL SHORT-TERM INVESTMENTS	44,441,721

	TOTAL INVESTMENTS - 175.7% (Cost - $209,808,782#)	209,439,749
	Liabilities in Excess of Other Assets - (75.7)%	(90,221,632)

	TOTAL NET ASSETS - 100.0%	$119,218,117

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements and TBA’s.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Government Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of the Legg Mason Partners Investment Series, a Massachusetts business trust, registered under the 1940 Act.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts or participating life insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they made. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been

Notes to Schedule of Investments (unaudited) (continued)

stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

(g) Credit and Market Risk. Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$502,294
Gross unrealized depreciation	(871,327)

Net unrealized depreciation	$(369,033)

At July 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euro	208	6/08	$49,476,240	$49,475,400	$(840)
U.S. Treasury 2 Year Note	174	9/07	35,545,729	35,659,125	113,396
U. S. Treasury Bond	11	9/07	1,201,282	1,210,688	9,406

					121,962

Contracts to Sell:
U.S. Treasury 5 Year Note	17	9/07	$1,796,337	$1,792,969	$3,368
U.S. Treasury 10 Year Note	286	9/07	30,435,242	30,722,657	(287,415)

					(284,047)

Net Unrealized Loss on Open Futures Contracts					$(162,085)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: September 26, 2007